COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Commitments
2013	$9,830
2014	8,759
2015	7,662
2016	6,448
2017	5,803
2018 and thereafter	56,078

Total	$94,580

Schedule of Significant Contractual Obligations and Commitments
2013 (1)	$10,388
2014 and thereafter	-

$10,388

(1)	Consists of purchase obligations to certain suppliers.